CONSOLIDATED STATEMENTS OF OPERATIONS (unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Operating expenses
Exploration, evaluation and project expenses	$ 143,287	$ 66,840	$ 449,350	$ 128,616
General and administrative expenses	186,506	123,434	419,956	454,381
Total operating expenses	329,793	190,274	869,306	582,997
Net operating loss	(329,793)	(190,274)	(869,306)	(582,997)
Interest expense	(463)	(1,096)	(463)	(11,203)
Revaluation of warrant liability	854,281	(120,226)	822,603	(58,133)
Net income (loss)	$ 524,025	$ (311,596)	$ (47,166)	$ (652,333)